FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

February 23, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



Re:         Fidelity Municipal Trust (the
            trust):
            Spartan Michigan Municipal
            Income Fund Spartan
            Minnesota Municipal Income
            Fund Spartan Ohio Municipal
            Income Fund Spartan
            Pennsylvania Municipal
            Income Fund (the funds)
            File No. 2-55725 and 811-2720

_____________________________________________________________________
Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,

        /s/Eric D. Roiter
           Eric D. Roiter
           Secretary